REVENUE	6 Months Ended
Dec. 25, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

21.	REVENUE

While the Company operates in one segment as disclosed in “Note 20 – Segment Information”, the Company is disaggregating its revenue by geographical region in accordance with ASC 606, “Revenue from Contracts with Customers”. Revenue by state for the periods presented are as follows:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
California	$23,368	$19,775	$47,994	$40,508
Nevada	3,855	3,020	7,935	6,792
Florida	3,607	3,144	6,677	5,337
Illinois	4,105	4,909	8,434	11,723
Arizona	4,174	1,743	7,875	3,341
Massachusetts	15	-	15	-

Revenue from Continuing Operations	$39,124	$32,591	$78,930	$67,701

Revenue from Discontinued Operations	4,458	2,926	8,729	5,043

Total Revenue	$43,582	$2,926	$8,729	$5,043